Commitments and Contingencies - Additional Information - ALP (Detail) $ in Thousands		1 Months Ended			6 Months Ended
	Mar. 14, 2014 USD ($) Vessel	Jul. 31, 2015 USD ($) Vessel	Oct. 31, 2014 USD ($) Vessel	Mar. 31, 2014 USD ($) Vessel	Jun. 30, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)
Loss Contingencies [Line Items]
Payments made towards commitments					$ 34,503	$ 30,211
Escrow liabilities					120,438	$ 68,013
ALP Maritime Services B.V. [Member]
Loss Contingencies [Line Items]
Percentage of shares acquired	100.00%			100.00%
Number of vessels | Vessel			6
Expected cost of newbuildings	$ 258,000			$ 258,000
Payments made towards commitments							$ 71,900
Payments due in the remainder of 2015					38,500		50,800
Payments due in the year 2016							$ 135,600
Business acquisition, purchase price			$ 222,000
Cash payment on acquisition of vessels					183,500
Escrow liabilities					42,100
Restricted cash					42,100
ALP Maritime Services B.V. [Member] | Debt Financing [Member]
Loss Contingencies [Line Items]
Cash payment on acquisition of vessels					126,400
ALP Maritime Services B.V. [Member] | Liquidity [Member]
Loss Contingencies [Line Items]
Cash payment on acquisition of vessels					$ 57,100
ALP Maritime Services B.V. [Member] | Delivered [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel					5
ALP Maritime Services B.V. [Member] | Newbuildings [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel	4			4
ALP Maritime Services B.V. [Member] | Subsequent Event [Member] | Delivered [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel		1
ALP Maritime Services B.V. [Member] | Subsequent Event [Member] | Newbuildings [Member]
Loss Contingencies [Line Items]
Secured long-term debt financing		$ 177,000